30 Salaries and social security taxes payable (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries And Social Security Taxes Payable
Salaries	$ 8,147	$ 8,574	$ 9,077
Social security taxes	3,168	3,335	3,530
Total salaries and social security taxes	$ 11,315	$ 11,909	$ 12,607